February 1, 2008

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, D.C.  20549

         Re:      Touchstone Institutional Funds Trust
                  File No. 333-119865 and 811-21113

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Institutional Funds Trust registration statement on Form N-1A and
(ii) the text of the most recent amendment (Post-Effective Amendment No. 7) has been filed electronically.

         If you have any questions or require any further information, please contact the undersigned at (513) 878-4066.

Very truly yours,


/s/ Jay S. Fitton
-----------------

Jay S. Fitton
Secretary